Net loss per share	12 Months Ended
Dec. 31, 2015
Net loss per share [Abstract]
Net loss per share

12. Net loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net (loss) income	(37,771)	(59,814)	22,621
Deemed dividend from issuance of preferred share	-	(16,666)	-
Change in redemption value of preferred shares	(61,435)	(79,169)	(25,332)

Net loss attributable to ordinary shareholders	(99,206)	(155,649)	(2,711)

Net loss per ordinary share – basic and diluted	(3.31)	(5.31)	(0.03)

Net loss per ADS – basic and diluted	(9.93)	(15.93)	(0.08)

Shares (Denominator):
Weighted average number of ordinary shares - basic and diluted	29,983,883	29,314,067	102,987,119

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings, However, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses. Upon IPO, all of the Group's convertible redeemable preferred shares have been converted to ordinary shares.

As a result of the Group's net loss for the three years ended December 31, 2013, 2014 and 2015, Series A, B, C1, C2 and D preferred shares, share options and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31
	2013	2014	2015
	RMB	RMB	RMB

Number of Series A Shares outstanding	19,622,241	19,622,241	-
Number of Series B Shares outstanding	26,532,203	26,532,203	-
Number of Series C1 Shares outstanding	29,056,332	29,056,332	-
Number of Series C2 Shares outstanding	-	1,925,063	-
Number of Series D Shares outstanding	-	7,504,324	-
Share options	7,515,838	15,153,023	16,574,854
Restricted share unit	-	-	3,976,311